Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
Schedule of Other Receivables and Prepaid Expenses	Other receivables and prepaid expenses:
	December 31
	2024	2023
	in USD thousands

Value Added Tax authorities	23	15
Prepaid expenses	58	76
Other	12	17
	93	108

Schedule of Accounts Payable and Accruals	Trade:
	December 31
	2024	2023
	in USD thousands
Accounts payable:
In Sweden	65	29
Overseas	5	21
	70	50
Payroll and related expenses	419	354
Accrued expenses	380	364
Other	170	239
	969	957

Schedule of Information about Geographical Areas of Non Current Assets	Information about geographical areas of non current assets
	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	49	440	72	561
Right-of-use assets, net	195	-	-	195
Investments in a joint venture accounted for using the equity method	481	-	-	481
Total	725	440	72	1,237
	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	27	522	87	636
Right-of-use assets, net	90	-	-	90
Investments in a joint venture accounted for using the equity method	527	-	-	527
Total	644	522	87	1,253

Schedule of Revenues	Revenues
	Year ended December 31
	2024	2023	2022
	in USD thousands

Wave energy projects	168	-	-
Feasibility studies	-	306	26
	168	306	26

Schedule of Research and Development Expenses	Research and development expenses:
	Year ended December 31
	2024	2023	2022
	in USD thousands

Payroll and related expenses	576	514	564
Loss on abandonment of fixed assets*	-	-	278
Depreciation	80	95	114
Other	21	65	42
	677	674	998
Less – grants received	(141)	(155)	(100)
	536	519	898

*	See note 7.

Schedule of Selling and Marketing Expenses	Selling and marketing expenses:
	Year ended December 31
	2024	2023	2022
	in USD thousands

Payroll and related expenses	124	157	190
Overseas travels	92	165	192
Other	85	53	79
	301	375	461

Schedule of General and Administrative Expenses	General and administrative expenses:
	Year ended December 31
	2024	2023	2022
	in USD thousands

Payroll and related expenses	737	705	658
Professional services	463	509	568
Depreciation	102	75	96
Other	471	475	937
	1,773	1,764	2,259

Schedule of Other Income	Other income:
	Year ended December 31
	2024	2023	2022
	in USD thousands

Services in connection with demonstrating a wave energy project development and implementation in the United States	164	-	-
Management fees from a joint venture and awards received	61	17	28
	225	17	28

Schedule of Financial Income and Expenses	Financial income and expenses:
	Year ended December 31
	2024	2023	2022
	in USD thousands

Financial income
Foreign currencies exchange gain, net	-	197	763
Interest on short term deposits	434	405	2
Financial income	434	602	765
Financial expenses
Bank commissions	(10)	(10)	(11)
Foreign currencies exchange loss, net	(143)	-	-
Interest on loans and lease liability	(51)	(45)	(48)
Financial expenses	(204)	(55)	(59)
Financial income, net	230	547	706